S000024760 [Member] Expense Example - Franklin Dynamic Asset Allocation Equity Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 639
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,579
Class P Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 992